Note 4 - Investments - Investments (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Guaranteed investment certificate, cost	$ 544	$ 816
Guaranteed investment certificate, unrealized loss	(24)	(18)
Guaranteed investment certificate, market value	$ 520	$ 798